Major Events in the Period and Events After the Period - Additional Information (Details) € in Thousands		6 Months Ended
	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€)	May 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 16, 2021 EUR (€)
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Expense of restructuring activities		€ 633	€ 179
Increase in capital		€ 7,256	40,311
New shares created (in shares) | shares		49,834,983			49,834,983
Property, plant and equipment		€ 8,144			€ 8,210
Number of shares outstanding | shares		49,834,983			49,834,983
Revenue		€ 15,374	€ 12,188
Major Events in the Period and Events After the Period	MAJOR EVENTS IN THE PERIOD AND EVENTS AFTER THE PERIODMajor events in the period
2.1.1 Seal Rock license agreement
On May 31, 2023, GENFIT announced the signing of a licensing agreement for the exclusive worldwide rights to the ASK1 inhibitor SRT-015 with Seal Rock Therapeutics, a clinical-stage company based in Seattle, USA developing “best-in-class” and “first-in-class” kinase inhibitors.
SRT-015 is an injectable therapy intended for use in acute liver conditions, and GENFIT has acquired the rights to SRT-015 for use in liver conditions for which an injectable therapy is intended to be administered over a period of 21 consecutive days or less, including Acute on Chronic Liver Failure (ACLF) support during this period. Preclinical and clinical evidence support ASK1 inhibition as a relevant therapeutic strategy in multi-system disorders such as ACLF.
Under the terms of the agreement, Seal Rock is eligible for payments of up to €100 million, including regulatory, clinical and commercial milestone payments, as well as tiered royalties. For further information related to the accounting treatment of the licensing rights, refer to Note 14 - "Goodwill and Intangible Assets".
Positive Results from Phase 3 ELATIVE® trial
On June 30, 2023, GENFIT announced positive topline data from the pivotal ELATIVE® Phase 3 trial. In the trial, the efficacy and safety of elafibranor, an investigational dual α,δ PPAR agonist, is being assessed for the treatment of patients with the rare cholestatic liver disease, primary biliary cholangitis (PBC), who have an inadequate response or intolerance to the current standard of care therapy, ursodeoxycholic acid (UDCA).
The trial met its primary composite endpoint, with 51% of patients on elafibranor 80mg achieving a cholestasis response compared with 4% on placebo (p<0.0001). Cholestasis response is defined in the trial as alkaline phosphatase (ALP) <1.67 x upper limit of normal (ULN), an ALP decrease ≥ 15 percent and total bilirubin (TB) ≤ ULN at 52 weeks. ALP and bilirubin are important predictors of disease progression. Reductions in levels of both can indicate reduced cholestatic injury and improved liver function.
The first secondary endpoint, normalization of ALP at Week 52, was also met with statistically significant improvements for investigational elafibranor compared with placebo. For the other secondary endpoint, a trend for pruritus improvement was observed with a greater decrease from baseline in the PBC Worst Itch NRS score for patients on elafibranor compared to placebo, which did not reach statistical significance. In the study, elafibranor was generally well tolerated with a safety profile consistent with that observed in previously reported studies.
Event after the period
2.2.1 Celloram Inc. licence agreement
On July 28, 2023, GENFIT licensed the exclusive worldwide rights to CLM-022, a first-in-class inflammasome inhibitor, from Celloram Inc., a Cleveland-based biotechnology company. GENFIT will leverage Celloram’s acquired scientific insights on this molecule, to finalize IND enabling studies of this preclinical stage asset and secure an IND for future clinical trials. A preclinical proof-of-concept is targeted for 2024.
Under the terms of the agreement, Celloram is eligible for payments of up to €160 million, including regulatory, clinical and commercial milestones, as well as tiered royalties.ACQUISITIONS
Acquisition of the Clinical-stage Biopharmaceutical Company Versantis
On September 19, 2022, the Company announced it had signed an exclusive agreement with Versantis AG ("Versantis") to acquire all the shares and voting rights of Versantis, a private Swiss-based clinical stage biotechnology company focused on addressing the growing unmet medical needs in liver diseases. This acquisition aims at:
1.Consolidating GENFIT’s position as a leader in acute-on-chronic liver failure (ACLF)
2.Significantly expanding GENFIT’s pipeline with VS-01-ACLF, a Phase 2 ready program based on first-in-class scavenging liposomes technology, VS-01-HAC, a pediatric program focused on urea cycle disorder (UCD), and VS-02-HE, an early-stage program focused on hepatic encephalopathy (HE), and
3.Combining Versantis’ expertise with GENFIT’s know-how in conducting complex development programs in liver diseases, to strengthen and accelerate research and development
The deal closed effective September 29, 2022.
See Note 2.1 "Acquisition of the Clinical-stage Biopharmaceutical Company Versantis" in the Notes to the Consolidated Financial Statements in the Company's 2022 20-F filing for a detailed description.

Genoscience Pharma
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Milestone payments							€ 50,000
Contingent milestone payments							€ 20,000
Ipsen
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Deferred income						€ 40,000
Celloram
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Milestone payments		€ 160,000
Seal Rock [Member]
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Milestone payments		€ 98,000		€ 100,000
OCEANE
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Conversion Exchange Premium		550.00%
Aggregate nominal amount	€ 180,000
Bonds Convertible Or Exchangeable Into Existing Or New Shares O C E A N E
Disclosure Of Major Events In The Period And Events After The Period [Line Items]
Aggregate nominal amount		€ 56,900